SCHEDULE OF INVESTMENTS

Ivy Pictet Emerging Markets Local Currency Debt Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Mexico

Energy – 0.1%
Petroleos Mexicanos 6.950%, 1-28-60	$84	$79

Total Mexico – 0.1%		$79

Netherlands

Energy – 0.3%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.):
5.600%, 1-3-31	98	113
6.750%, 6-3-50	47	58
		171

Total Netherlands - 0.3%		$171

TOTAL CORPORATE DEBT SECURITIES – 0.4%		$250
(Cost: $225)

OTHER GOVERNMENT SECURITIES(A)

Brazil – 4.1%
Brazil Letras do Tesouro Nacional 0.000%, 1-1-24(B)(C)	BRL5,800	956
Brazil Notas do Tesouro Nacional:
10.000%, 1-1-27(C)	1,945	443
6.000%, 8-15-28(C)	303	249
10.000%, 1-1-29(C)	1,199	277
10.000%, 1-1-31(C)	672	157
6.000%, 5-15-35(C)	420	364
		2,446

Chile – 1.8%
Chile Bonos Tesoreria:
4.500%, 3-1-26(C)	CLP90,000	145
4.700%, 9-1-30(C)	85,000	141
2.800%, 10-1-33(C)	220,000	299
5.000%, 3-1-35(C)	170,000	290
6.000%, 1-1-43(C)	95,000	183
		1,058

China – 13.1%
China Government Bond:
1.860%, 4-9-23(C)	CNH6,500	976
2.360%, 7-2-23(C)	20,300	3,085
3.220%, 12-6-25(C)	4,300	668
3.250%, 6-6-26(C)	4,490	698
3.120%, 12-5-26(C)	5,600	861
2.850%, 6-4-27(C)	5,720	863
3.280%, 12-3-27(C)	2,040	315
3.250%, 11-22-28(C)	2,420	373
		7,839

Columbia – 5.7%
Colombian TES:
5.750%, 11-3-27(C)	COP1,476,900	458
6.000%, 4-28-28(C)	2,837,500	889
7.750%, 9-18-30(C)	1,596,000	549
7.000%, 6-30-32(C)	1,236,400	399
7.250%, 10-18-34(C)	1,077,600	353

7.250%, 10-26-50(C)	2,491,500	783
		3,431

Czech Republic – 3.4%
Czech Republic Government Bond:
2.400%, 9-17-25(C)	CZK5,900	295
1.000%, 6-26-26(C)	8,590	401
0.250%, 2-10-27(C)	1,900	85
2.500%, 8-25-28(C)	3,860	198
2.750%, 7-23-29(C)	4,470	235
0.950%, 5-15-30(C)	8,230	372
2.000%, 10-13-33(C)	8,450	420
		2,006

Egypt – 3.1%
Arab Republic of Egypt 8.700%, 3-1-49	$200	232
Egypt Government Bond:
14.605%, 9-8-25(C)(D)	EGP6,975	451
14.406%, 7-7-27(C)(D)	9,076	582
Egypt Government Treasury Bills 14.425%, 7-14-30(C)(D)	8,800	560
		1,825

Hungary – 2.5%
Hungary Government Bond:
6.000%, 11-24-23(C)	HUF42,520	165
2.500%, 10-24-24(C)	55,710	198
5.500%, 6-24-25(C)	59,370	238
6.750%, 10-22-28(C)	65,640	302
3.000%, 8-21-30(C)	42,360	155
3.250%, 10-22-31(C)	38,220	142
3.000%, 10-27-38(C)	75,530	280
		1,480

Indonesia – 7.8%
Indonesia Government Bond:
7.250%, 2-15-26(C)	IDR2,160,000	166
8.375%, 9-15-26(C)	570,000	46
6.125%, 5-15-28(C)	9,475,000	683
9.000%, 3-15-29(C)	2,800,000	238
8.250%, 5-15-29(C)	2,683,000	220
7.750%, 4-15-31(C)	379,000	30
8.750%, 5-15-31(C)	22,908,000	1,934
9.500%, 7-15-31(C)	290,000	26
6.625%, 5-15-33(C)	4,980,000	364
8.375%, 3-15-34(C)	8,290,000	687
9.500%, 5-15-41(C)	1,307,000	118
6.375%, 4-15-42(C)	658,000	44
8.750%, 2-15-44(C)	1,353,000	111
		4,667

Malaysia – 4.6%
Malaysia Government Bond:
4.160%, 7-15-21(C)	MYR940	237
4.392%, 4-15-26(C)	236	65
3.900%, 11-30-26(C)	900	243
3.733%, 6-15-28(C)	1,820	493
4.232%, 6-30-31(C)	1,350	377
4.127%, 4-15-32(C)	681	188
3.844%, 4-15-33(C)	1,990	528
3.828%, 7-5-34(C)	1,600	423

4.935%, 9-30-43(C)	760	223
		2,777

Mexico – 2.5%
Mexican Bonos:
8.500%, 11-18-38(C)	MXN16,128	1,005
7.750%, 11-13-42(C)	8,950	518
		1,523

Peru – 3.1%
Republic of Peru:
6.350%, 8-12-28(C)	PEN1,625	570
5.940%, 2-12-29(C)	1,167	403
5.400%, 8-12-34(C)	556	169
6.900%, 8-12-37(C)	877	299
6.850%, 2-12-42(C)	186	63
2.780%, 12-1-60	$244	246
3.230%, 7-28-21	107	107
		1,857

Philippines – 0.4%
Republic of Philippines 6.250%, 1-14-36(C)	PHP10,000	266

Poland – 2.6%
Poland Government Bond:
2.500%, 7-25-26(C)	PLN826	244
2.500%, 7-25-27(C)	1,422	423
2.750%, 4-25-28(C)	1,049	318
2.750%, 10-25-29(C)	1,340	410
1.250%, 10-25-30(C)	684	184
		1,579

Romania – 3.0%
Romania Government Bond:
5.950%, 6-11-21(C)	RON20	5
5.850%, 4-26-23(C)	2,700	727
4.400%, 9-25-23(C)	700	184
3.250%, 4-29-24(C)	580	149
4.850%, 4-22-26(C)	900	249
5.800%, 7-26-27(C)	560	165
5.000%, 2-12-29(C)	505	145
3.650%, 9-24-31(C)	675	175
		1,799

Russia – 7.9%
Russia Government Bond:
7.000%, 8-16-23(C)	RUB44,496	635
7.400%, 7-17-24(C)	30,000	438
7.100%, 10-16-24(C)	20,000	290
4.500%, 7-16-25(C)	12,661	166
7.150%, 11-12-25(C)	10,647	156
7.750%, 9-16-26(C)	37,545	564
8.150%, 2-3-27(C)	14,428	222
6.000%, 10-6-27(C)	9,057	125
7.050%, 1-19-28(C)	5,237	76
6.900%, 5-23-29(C)	20,755	301
7.650%, 4-10-30(C)	15,000	229
8.523%, 9-17-31(C)	10,000	162
7.700%, 3-23-33(C)	45,503	693
7.250%, 5-10-34(C)	30,832	454
7.700%, 3-16-39(C)	14,810	229
		4,740

South Africa – 9.5%
Republic of South Africa:
10.500%, 12-21-26(C)	ZAR23,313	1,877
8.000%, 1-31-30(C)	7,652	496
7.000%, 2-28-31(C)	7,500	437

8.875%, 2-28-35(C)	7,158	428
8.500%, 1-31-37(C)	11,627	655
9.000%, 1-31-40(C)	1,125	65
6.500%, 2-28-41(C)	3,340	149
8.750%, 1-31-44(C)	11,568	645
8.750%, 2-28-48(C)	16,528	925
		5,677

Thailand – 4.7%
Thailand Government Bond:
2.875%, 12-17-28(C)	THB8,800	334
1.600%, 12-17-29(C)	15,725	545
3.775%, 6-25-32(C)	15,274	643
1.600%, 6-17-35(C)	6,933	235
1.585%, 12-17-35(C)	13,308	452
3.300%, 6-17-38(C)	10,220	424
2.875%, 6-17-46(C)	5,000	199
		2,832

Turkey – 1.8%
Turkey Government Bond:
10.400%, 3-20-24(C)	TRY450	56
9.000%, 7-24-24(C)	900	108
8.000%, 3-12-25(C)	800	91
12.600%, 10-1-25(C)	1,135	152
10.600%, 2-11-26(C)	857	108
11.000%, 2-24-27(C)	697	88
10.500%, 8-11-27(C)	785	96
12.400%, 3-8-28(C)	131	17
5.250%, 3-13-30	$346	347
		1,063

Ukraine – 0.9%
Ukraine Government Bond:
11.670%, 11-22-23(C)	UAH5,394	188
0.000%, 5-31-40(B)	$319	328
		516

Uruguay – 0.2%
Republica Orient Uruguay:
9.875%, 6-20-22(C)	UYU2,981	73
8.500%, 3-15-28(C)	1,637	41
		114

TOTAL OTHER GOVERNMENT SECURITIES – 82.7%		$49,495
(Cost: $45,578)

SHORT-TERM SECURITIES	Shares

Money Market Funds(E) – 11.7%
State Street Institutional U.S. Government Money Market Fund – Premier Class 0.030%	7,028	7,028

TOTAL SHORT-TERM SECURITIES – 11.7%		$7,028
(Cost: $7,028)

TOTAL INVESTMENT SECURITIES – 94.8%		$56,773
(Cost: $52,831)

CASH AND OTHER ASSETS, NET OF LIABILITIES(F)(G)(H) – 5.2%		3,084

NET ASSETS – 100.0%		$59,857

Notes to Schedule of Investments

*Not shown due to rounding.

(A)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(B)	Zero coupon bond.
(C)

Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CLP - Chilean Peso, CNH - Chinese Yuan in Hong Kong, CNY - Chinese Yuan Renminbi, COP - Columbian Peso, CZK - Czech Koruna, EGP - Egypt Pound, HUF - Hungarian Forint, IDR - Indonesian Rupiah, INR - Indian Rupee, MXN - Mexican Peso, MYR - Malaysian Ringgit, PEN - Peruvian Neuvo Sol, PHP - Philippine Peso, PLN - Polish Zloty, RON - Romania Leu, RUB - Russian Ruble, THB - Thai Baht, TRY - Turkish New Lira, UAH - Ukraine Hryvnia, UYU - Uruguay Peso and ZAR - South African Rand).

(D)	Rate shown is the yield to maturity at December 31, 2020.
(E)	Rate shown is the annualized 7-day yield at December 31, 2020.
(F)	Cash of $20 has been pledged as collateral on open futures contracts.
(G)	Cash of $100 has been pledged as collateral on OTC forward foreign currency contracts.
(H)	Cash of $431 has been pledged as collateral on centrally cleared swaps.

The following centrally cleared credit default swaps - buy protection(1) were outstanding at December 31, 2020:

Referenced Entity/Index		(Pay) Fixed Rate	Maturity Date	Notional Amount(2)	Value		Upfront Payments/ (Receipts)		Unrealized Depreciation
Republic of South Africa		(1.000%)	12-20-25	929	$46		$78		$(32)
Republic of South Africa		(1.000%)	12-20-25	400	20		21		(1)
					$66		$99		$(33)

The following centrally cleared credit default swaps - sold protection (3) were outstanding at December 31, 2020:

Referenced Entity/Index	Receive Fixed Rate	Maturity Date	Implied Credit Spread at December 31, 2020(4)	Notional Amount(2)	Value		Upfront Payments/ (Receipts)		Unrealized Appreciation
Petroleo Brasileiro S.A.	1.000%	12-20-25	2.415%	200		$(8)		$(16)	$8

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and/or take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and/or deliver the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues, or an index as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following forward foreign currency contracts were outstanding at December 31, 2020:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Mexican Peso	2,300	U.S. Dollar	114	1-6-21	Barclays Capital, Inc.	$—	$2
Euro	445	Polish Zloty	1,970	1-11-21	Barclays Capital, Inc.	—	16
Polish Zloty	1,370	Euro	303	1-11-21	Barclays Capital, Inc.	3	—
Colombian Peso	1,470,000	U.S. Dollar	410	1-15-21	Barclays Capital, Inc.	—	20
U.S. Dollar	369	Turkish New Lira	2,950	1-15-21	Barclays Capital, Inc.	26	—
Hungarian Forint	109,000	Euro	302	1-19-21	Barclays Capital, Inc.	2	—

Indonesian Rupiah	8,556,000	U.S. Dollar	604	1-19-21	Barclays Capital, Inc.	—	8
Russian Ruble	54,800	U.S. Dollar	744	1-19-21	Barclays Capital, Inc.	4	—
U.S. Dollar	368	Indian Rupee	27,200	1-19-21	Barclays Capital, Inc.	4	—
U.S. Dollar	498	Malaysian Ringgit	2,030	1-19-21	Barclays Capital, Inc.	8	—
Chinese Yuan Renminbi Offshore	7,474	U.S. Dollar	1,144	1-20-21	Barclays Capital, Inc.	—	4
Chinese Yuan Renminbi Offshore	8,100	U.S. Dollar	1,239	1-22-21	Barclays Capital, Inc.	—	5
Turkish New Lira	660	U.S. Dollar	89	1-28-21	Barclays Capital, Inc.	1	—
U.S. Dollar	370	Turkish New Lira	2,860	1-28-21	Barclays Capital, Inc.	11	—
U.S. Dollar	1,126	Colombian Peso	4,240,000	1-29-21	Barclays Capital, Inc.	116	—
U.S. Dollar	601	Malaysian Ringgit	2,440	1-29-21	Barclays Capital, Inc.	8	—
Mexican Peso	14,600	U.S. Dollar	721	2-4-21	Barclays Capital, Inc.	—	10
Czech Koruna	8,166	Euro	310	2-8-21	Barclays Capital, Inc.	—	1
U.S. Dollar	166	Russian Ruble	12,300	2-9-21	Barclays Capital, Inc.	—	—*
U.S. Dollar	373	Russian Ruble	27,300	2-11-21	Barclays Capital, Inc.	—	5
Philippine Peso	7,197	U.S. Dollar	149	2-16-21	Barclays Capital, Inc.	—	1
South African Rand	3,157	U.S. Dollar	215	2-22-21	Barclays Capital, Inc.	1	—
U.S. Dollar	2,761	Mexican Peso	56,958	2-22-21	Barclays Capital, Inc.	85	—
Euro	610	Japanese Yen	76,947	2-24-21	Barclays Capital, Inc.	—	—*
U.S. Dollar	529	Russian Ruble	39,680	3-4-21	Barclays Capital, Inc.	4	—
Japanese Yen	39,000	U.S. Dollar	376	3-16-21	Barclays Capital, Inc.	—	2
U.S. Dollar	1,824	Japanese Yen	189,000	3-16-21	Barclays Capital, Inc.	8	—
U.S. Dollar	702	Hungarian Forint	207,294	3-24-21	Barclays Capital, Inc.	—	3
Brazilian Real	1,437	U.S. Dollar	275	1-5-21	Citibank N.A.	—	2
U.S. Dollar	2,620	Brazilian Real	13,845	1-5-21	Citibank N.A.	46	—
U.S. Dollar	76	Chinese Yuan Renminbi	500	1-8-21	Citibank N.A.	—*	—
U.S. Dollar	518	Chilean Peso	396,388	1-11-21	Citibank N.A.	39	—
U.S. Dollar	375	New Zealand Dollar	530	1-11-21	Citibank N.A.	6	—
U.S. Dollar	413	Chinese Yuan Renminbi	2,700	1-13-21	Citibank N.A.	—*	—
Colombian Peso	1,210,000	U.S. Dollar	332	1-15-21	Citibank N.A.	—	22
Turkish New Lira	2,950	U.S. Dollar	374	1-15-21	Citibank N.A.	—	22
Euro	614	Hungarian Forint	218,000	1-19-21	Citibank N.A.	—	15
U.S. Dollar	1,985	Russian Ruble	146,200	1-19-21	Citibank N.A.	—	12
Chilean Peso	94,000	U.S. Dollar	118	1-20-21	Citibank N.A.	—	14
U.S. Dollar	251	South African Rand	3,708	1-21-21	Citibank N.A.	1	—
Euro	303	Polish Zloty	1,360	1-22-21	Citibank N.A.	—	7
Polish Zloty	1,360	Euro	304	1-22-21	Citibank N.A.	7	—
Turkish New Lira	5,646	U.S. Dollar	698	1-28-21	Citibank N.A.	—	56
U.S. Dollar	489	Turkish New Lira	3,972	1-28-21	Citibank N.A.	41	—
Chinese Yuan Renminbi Offshore	7,525	U.S. Dollar	1,152	1-29-21	Citibank N.A.	—	4
Peruvian New Sol	470	U.S. Dollar	131	1-29-21	Citibank N.A.	1	—
South African Rand	6,534	U.S. Dollar	427	1-29-21	Citibank N.A.	—	16
U.S. Dollar	398	Colombian Peso	1,450,000	1-29-21	Citibank N.A.	27	—
U.S. Dollar	580	South African Rand	8,873	1-29-21	Citibank N.A.	22	—
Mexican Peso	7,300	U.S. Dollar	367	2-4-21	Citibank N.A.	1	—
Euro	299	Czech Koruna	7,900	2-8-21	Citibank N.A.	2	—
U.S. Dollar	1,233	Chinese Yuan Renminbi	8,100	2-8-21	Citibank N.A.	7	—
U.S. Dollar	137	Turkish New Lira	1,104	2-16-21	Citibank N.A.	9	—
Euro	610	Japanese Yen	76,996	2-24-21	Citibank N.A.	—*	—
Egypt Pound	4,810	U.S. Dollar	300	3-22-21	Citibank N.A.	1	—
Brazilian Real	14,318	U.S. Dollar	2,784	1-5-21	Goldman Sachs International	27	—
U.S. Dollar	364	Brazilian Real	1,900	1-5-21	Goldman Sachs International	2	—
U.S. Dollar	78	Colombian Peso	300,000	1-8-21	Goldman Sachs International	10	—
U.S. Dollar	539	Thai Baht	16,257	1-8-21	Goldman Sachs International	4	—
U.S. Dollar	374	Australian Dollar	500	1-11-21	Goldman Sachs International	11	—
U.S. Dollar	583	Russian Ruble	43,406	1-12-21	Goldman Sachs International	5	—
Colombian Peso	1,948,616	U.S. Dollar	503	1-15-21	Goldman Sachs International	—	67
U.S. Dollar	576	Colombian Peso	2,060,000	1-15-21	Goldman Sachs International	27	—
U.S. Dollar	84	Indonesian Rupiah	1,200,000	1-19-21	Goldman Sachs International	1	—
U.S. Dollar	201	Malaysian Ringgit	820	1-19-21	Goldman Sachs International	3	—
U.S. Dollar	60	Russian Ruble	4,500	1-19-21	Goldman Sachs International	1	—
U.S. Dollar	353	Thai Baht	10,598	1-19-21	Goldman Sachs International	1	—
U.S. Dollar	113	Chilean Peso	86,894	1-20-21	Goldman Sachs International	9	—
U.S. Dollar	1,471	Mexican Peso	29,200	1-21-21	Goldman Sachs International	—	6

Chinese Yuan Renminbi Offshore	7,654	U.S. Dollar	1,168	1-27-21	Goldman Sachs International	—	7
Mexican Peso	895	U.S. Dollar	45	1-28-21	Goldman Sachs International	—	—*
U.S. Dollar	370	Indonesian Rupiah	5,300,000	1-28-21	Goldman Sachs International	9	—
U.S. Dollar	1,360	Thai Baht	41,100	1-28-21	Goldman Sachs International	11	—
U.S. Dollar	199	Turkish New Lira	1,547	1-28-21	Goldman Sachs International	7	—
Colombian Peso	3,790,000	U.S. Dollar	1,070	1-29-21	Goldman Sachs International	—	41
U.S. Dollar	387	Indian Rupee	28,600	1-29-21	Goldman Sachs International	3	—
U.S. Dollar	337	Peruvian New Sol	1,210	1-29-21	Goldman Sachs International	—	2
U.S. Dollar	4,998	Brazilian Real	25,840	2-2-21	Goldman Sachs International	—	25
U.S. Dollar	363	Mexican Peso	7,300	2-4-21	Goldman Sachs International	2	—
U.S. Dollar	80	Mexican Peso	1,606	2-16-21	Goldman Sachs International	—*	—
U.S. Dollar	371	Mexican Peso	7,500	2-24-21	Goldman Sachs International	4	—
Chinese Yuan Renminbi Offshore	8,077	U.S. Dollar	1,231	3-15-21	Goldman Sachs International	—	6
Egypt Pound	2,560	U.S. Dollar	154	3-22-21	Goldman Sachs International	—	5
Brazilian Real	1,910	U.S. Dollar	367	1-5-21	JPMorgan Securities LLC	—	—*
U.S. Dollar	359	Brazilian Real	1,920	1-5-21	JPMorgan Securities LLC	11	—
U.S. Dollar	343	Mexican Peso	6,849	1-6-21	JPMorgan Securities LLC	1	—
Chinese Yuan Renminbi	600	U.S. Dollar	92	1-8-21	JPMorgan Securities LLC	—	—*
U.S. Dollar	81	Chinese Yuan Renminbi	550	1-8-21	JPMorgan Securities LLC	3	—
Indonesian Rupiah	16,266,843	U.S. Dollar	1,146	1-11-21	JPMorgan Securities LLC	—	14
U.S. Dollar	390	Indian Rupee	28,800	1-13-21	JPMorgan Securities LLC	4	—
Turkish New Lira	2,960	U.S. Dollar	373	1-14-21	JPMorgan Securities LLC	—	24
U.S. Dollar	368	Turkish New Lira	2,960	1-14-21	JPMorgan Securities LLC	29	—
U.S. Dollar	324	Turkish New Lira	2,517	1-25-21	JPMorgan Securities LLC	12	—
Turkish New Lira	658	U.S. Dollar	82	1-28-21	JPMorgan Securities LLC	—	5
U.S. Dollar	349	Turkish New Lira	2,810	1-28-21	JPMorgan Securities LLC	26	—
U.S. Dollar	688	Chinese Yuan Renminbi	4,500	2-10-21	JPMorgan Securities LLC	1	—
U.S. Dollar	303	Russian Ruble	22,747	2-11-21	JPMorgan Securities LLC	2	—
U.S. Dollar	1,157	Chinese Yuan Renminbi Offshore	7,560	2-22-21	JPMorgan Securities LLC	2	—
U.S. Dollar	90	South African Rand	1,321	2-22-21	JPMorgan Securities LLC	—	1
Japanese Yen	154,121	Euro	1,220	2-24-21	JPMorgan Securities LLC	—	1
U.S. Dollar	136	Chinese Yuan Renminbi	900	2-24-21	JPMorgan Securities LLC	2	—
Euro	309	Polish Zloty	1,407	2-26-21	JPMorgan Securities LLC	—	1
U.S. Dollar	2,976	Polish Zloty	10,891	3-15-21	JPMorgan Securities LLC	—	60
Japanese Yen	38,000	U.S. Dollar	367	3-16-21	JPMorgan Securities LLC	—	1
Hungarian Forint	520,779	Euro	1,466	3-30-21	JPMorgan Securities LLC	40	—
Egypt Pound	4,820	U.S. Dollar	296	5-20-21	JPMorgan Securities LLC	—	—*
U.S. Dollar	1,055	Chinese Yuan Renminbi	6,900	1-8-21	Morgan Stanley International	—*	—
Chinese Yuan Renminbi Offshore	3,907	U.S. Dollar	599	1-11-21	Morgan Stanley International	—	1
U.S. Dollar	712	Chinese Yuan Renminbi	4,700	1-11-21	Morgan Stanley International	7	—
Russian Ruble	88,982	U.S. Dollar	1,179	1-12-21	Morgan Stanley International	—	24
U.S. Dollar	1,177	Chinese Yuan Renminbi	7,700	1-12-21	Morgan Stanley International	1	—
Colombian Peso	350,000	U.S. Dollar	98	1-15-21	Morgan Stanley International	—	5
Chinese Yuan Renminbi Offshore	9,258	U.S. Dollar	1,416	1-19-21	Morgan Stanley International	—	6
U.S. Dollar	504	Chinese Yuan Renminbi	3,300	1-19-21	Morgan Stanley International	1	—
U.S. Dollar	2,090	Czech Koruna	44,676	1-21-21	Morgan Stanley International	—	10
U.S. Dollar	261	South African Rand	3,847	1-21-21	Morgan Stanley International	—*	—
South African Rand	25,478	U.S. Dollar	1,692	1-29-21	Morgan Stanley International	—	36
U.S. Dollar	389	Polish Zloty	1,433	3-15-21	Morgan Stanley International	—	5
U.S. Dollar	190	Czech Koruna	4,104	3-22-21	Morgan Stanley International	1	—
Euro	2,931	Hungarian Forint	1,073,360	3-30-21	Morgan Stanley International	28	—
						$799	$600

The following futures contracts were outstanding at December 31, 2020 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	Short	4	3-20-21	400	$(552)	$—*
U.S. Treasury Long Bond	Short	3	3-22-21	300	(520)	2
					$(1,072)	$2

The following centrally cleared interest rate swap agreements were outstanding at December 31, 2020:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(C)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Receive	1-Day Brazil Interbank Deposit Rate	4.345%	1/3/2023	BRL725	$— *	$—	$— *
Pay	1-Day Mumbai Interbank Outright Rate	4.120%	9/16/2022	INR2,316	6	—	6
Pay	1-Day Mumbai Interbank Outright Rate	3.974%	10/22/2022	2,149	3	—	3
Receive	28-Day Mexico Equilibrium Interbank Interest Rate	4.808%	6/14/2023	MXN2,361	7	—	7
Pay	28-Day Mexico Equilibrium Interbank Interest Rate	4.810%	6/14/2023	4,722	14	—	14
Pay	28-Day Mexico Equilibrium Interbank Interest Rate	4.820%	6/14/2023	4,111	13	—	13
Receive	28-Day Mexico Equilibrium Interbank Interest Rate	5.397%	3/5/2031	758	(2)	—	(2)
Receive	28-Day Mexico Equilibrium Interbank Interest Rate	5.745%	6/4/2031	696	(10)	—	(10)
Pay	3-Month Johannesburg Interbank Agreed Rate	6.220%	6/21/2025	ZAR2,468	22	—	22
Receive	6-Month Budapest Interbank Offered Rate	0.897%	6/16/2023	HUF4,747	8	—	8
Receive	6-Month Budapest Interbank Offered Rate	1.243%	6/16/2026	803	(4)	—	(4)
Receive	6-Month Budapest Interbank Offered Rate	1.186%	6/16/2026	808	(2)	—	(2)
Receive	6-Month Budapest Interbank Offered Rate	1.725%	6/16/2031	1,185	(10)	—	(10)
Receive	6-Month Prague Interbank Offered Rate	1.065%	3/17/2026	CZK827	3	—	3
Receive	6-Month Warsaw Interbank Offered Rate	0.860%	6/16/2026	PLN1,551	(11)	—	(11)
Receive	6-Month Warsaw Interbank Offered Rate	1.730%	6/17/2031	891	(4)	—	(4)
Receive	1-Day Brazil Interbank Deposit Rate	3.398%	1/3/2023	BRL725	— *	—	— *
Pay	1-Day Brazil Interbank Deposit Rate	4.205%	1/3/2023	1,523	— *	—	— *
Pay	1-Day Brazil Interbank Deposit Rate	5.080%	1/3/2024	457	— *	—	— *
Pay	1-Day Mumbai Interbank Outright Rate	4.155%	10/7/2022	INR2,071	6	—	6
Pay	1-Year Camara vs. Interest Rate Swap Peso	1.975%	6/16/2026	CLP429	5	—	5
Pay	28-Day Mexico Equilibrium Interbank Interest Rate	4.275%	3/16/2022	MXN1,414	1	—	1
Receive	28-Day Mexico Equilibrium Interbank Interest Rate	4.384%	3/15/2023	501	1	—	1
Pay	28-Day Mexico Equilibrium Interbank Interest Rate	4.896%	3/11/2026	2,182	12	—	12
Pay	28-Day Mexico Equilibrium Interbank Interest Rate	5.198%	3/8/2028	1,041	7	—	7
Pay	28-Day Mexico Equilibrium Interbank Interest Rate	5.568%	3/5/2031	854	7	—	7
Receive	6-Month Budapest Interbank Offered Rate	1.011%	6/16/2024	HUF1,356	(4)	—	(4)

	Receive	6-Month Prague Interbank Offered Rate	0.835%	3/17/2026	CZK862	13	—	13
	Pay	6-Month Thai Baht Interest Rate Fixing Rate	0.685%	12/28/2025	THB676	(1)	—	(1)
	Pay	6-Month Thai Baht Interest Rate Fixing Rate	1.130%	12/28/2030	485	(2)	—	(2)
	Pay	6-Month Warsaw Interbank Offered Rate	0.495%	3/17/2024	PLN598	3	—	3
	Receive	6-Month Warsaw Interbank Offered Rate	0.653%	3/17/2025	741	4	—	4
	Pay	6-Month Warsaw Interbank Offered Rate	0.795%	3/17/2026	417	3	—	3
	Pay	1-Day Mumbai Interbank Outright Rate	3.955%	8/23/2022	INR4,246	7	—	7
	Pay	1-Day Mumbai Interbank Outright Rate	3.965%	10/25/2022	2,412	3	—	3
	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	4.660%	6/14/2023	MXN4,173	7	—	7
	Receive	28-Day Mexico Equilibrium Interbank Interest Rate	5.685%	6/4/2031	703	(8)	—	(8)
						$97	$—	$97

The following over the counter interest rate swap agreements were outstanding at December 31, 2020:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(C)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Barclays Bank plc	Pay	3-Month LIBOR	15.110%	6/16/2022	TRY1,146	$46	$—	$46
Barclays Bank plc	Pay	6-Month LIBOR	7.650%	3/9/2024	IDR1,243	162	—	162
Goldman Sachs International	Pay	3-Month Kuala Lumpur Interbank Offered Rate	1.825%	10/14/2021	MYR2,556	7	—	7
Goldman Sachs International	Pay	3-Month Kuala Lumpur Interbank Offered Rate	1.830%	10/14/2021	2,557	7	—	7
Goldman Sachs International	Receive	3-Month RUB NFEA MosPrime Rate	5.483%	6/16/2024	RUB3,097	(20)	—	(20)
Goldman Sachs International	Pay	7-Day China Fixing Repo Rates	2.629%	7/5/2022	CNY1,678	4	—	4
JPMorgan Chase Bank N.A.	Pay	1-Day Borsa Instanbul Turkish Lira Overnight Reference Rate	14.720%	6/16/2023	TRY746	13	—	13
JPMorgan Chase Bank N.A.	Pay	1-Day Borsa Instanbul Turkish Lira Overnight Reference Rate	12.650%	3/17/2024	182	(4)	—	(4)
JPMorgan Chase Bank N.A.	Receive	1-Day Borsa Instanbul Turkish Lira Overnight Reference Rate	13.300%	6/16/2026	348	(12)	—	(12)
JPMorgan Chase Bank N.A.	Pay	3-Month LIBOR	13.700%	6/16/2023	594	(6)	—	(6)
JPMorgan Chase Bank N.A.	Pay	6-Month LIBOR	9.800%	10/9/2022	IDR219	22	—	22
Morgan Stanley & Co. International plc	Receive	3-Month Kuala Lumpur Interbank Offered Rate	1.828%	10/14/2021	MYR2,557	7	—	7
Morgan Stanley & Co. International plc	Pay	3-Month Kuala Lumpur Interbank Offered Rate	3.205%	1/9/2022	2,598	35	—	35
Morgan Stanley & Co. International plc	Receive	3-Month Kuala Lumpur Interbank Offered Rate	3.340%	1/9/2030	634	(36)	—	(36)
Morgan Stanley & Co. International plc	Receive	6-Month LIBOR	7.400%	4/24/2024	IDR1,001	107	—	107
						$332	$—	$332

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Corporate Debt Securities	$—	$250	$ —
Other Government Securities	—	49,495	—
Short-Term Securities	7,028	—	—

Total	$7,028	$49,745	$ —

Centrally Cleared Credit Default Swaps	$8	$—	$ —
Forward Foreign Currency Contracts	$—	$799	$ —
Futures Contracts	$2	$—	$ —
Centrally Cleared Interest Rate Swaps	$—	$155	$ —
Over the Counter Interest Rate Swaps	$—	$410	$ —

Liabilities
Centrally Cleared Credit Default Swaps	$33	$—	$ —
Forward Foreign Currency Contracts	$—	$600	$ —
Centrally Cleared Interest Rate Swaps	$—	$58	$ —
Over the Counter Interest Rate Swaps	$—	$78	$ —

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned

at December 31, 2020 and the related unrealized appreciation

(depreciation) were as follows:

Cost	$52,831

Gross unrealized appreciation	4,271

Gross unrealized depreciation	(329)

Net unrealized appreciation	$3,942